RELATED PARTIES (Tables)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related Party [Abstract]
Disclosure of Transactions Between Related Parties

	US Dollars
Figures in millions	2022	2021	2020

Material related party transactions were as follows (not attributable):

Sales and services rendered to related parties
Associates	—	7	11
Joint ventures	—	—	8

Purchases and services acquired from related parties
Associates	14	14	20
Joint ventures	—	—	1

Outstanding balances arising from sale of goods and services due by related parties
Associates	—	7	11
Joint ventures	—	—	—
Amounts owed to/due by related parties above are unsecured and non-interest bearing.
Loans advanced to joint ventures and associates

Loans advanced to associates and joint ventures are included in the carrying value of investments in associates and joint ventures (note 17)

Disclosure of Notice Period and Change of Control Period by Executive Category	The notice period applied per category of executive and the change in control periods as at 31 December 2022 were as follows:

Executive Committee member	Notice Period	Change of control
Chief Executive Officer	12 months	12 months
Chief Financial Officer	6 months	6 months
Other Executive Management team members	6 months	6 months

Disclosure of Key Management Remuneration
The table below details the fees payable to non-executive directors during the year as approved by shareholders:

					Figures in thousands	Figures in thousands
	Director fees(1)	Committee fees	Travel allowance	Total	Total	Total
US Dollars	2022				2021	2020

MDC Ramos (Chairperson)	308,800	56,000	8,750	373,550	451	202
R Gasant (Lead independent director)	166,700	104,500	10,000	281,200	296	223
KOF Busia	125,900	86,500	26,250	238,650	240	103
AM Ferguson	125,900	89,000	33,750	248,650	255	197
AH Garner	125,900	50,500	13,750	190,150	202	174
SP Lawson	125,900	50,500	18,750	195,150	—	—
NVB Magubane (2)	95,300	30,000	8,750	134,050	178	171
MDC Richter	125,900	85,500	18,750	230,150	250	209
JE Tilk	125,900	110,000	23,750	259,650	279	206
Total fees for 2022	1,326,200	662,500	162,500	2,151,200	2,151	1,485
(1)    Includes the annual base fee paid to NEDs as well as fees paid for special board meetings.
(2)    NVB Magubane passed away on 30 October 2022. The amounts include fees paid up to the last working day.

This refers to remuneration that has been included in prior reporting periods and has now become payable (but may not yet have been paid) to the executive in the current period.

Single total figure of remuneration	Base Salary		Pension scheme benefits	Cash in lieu of dividends	Other benefits(2)	Awards earned during the period reflected but not yet settled		Other Payments	Single total figure of remuneration
	ZAR denominated portion	USD/AUD denominated portion(1)				DSP awards(3)	Sign-on awards granted		2022		2021	2020
	ZAR '000	ZAR '000	ZAR '000	ZAR '000	ZAR '000	ZAR '000		ZAR '000	ZAR '000	USD '000(12)	USD '000(12)	USD '000(12)
Executive directors
A Calderon	—	26,185	6,481	—	162	83,180	—	—	116,008	7,089	2,761	—
KC Ramon(4)	3,052	2,336	430	435	3,524	4,551	—	13,082	27,410	1,675	2,875	3,138
Total executive directors	3,052	28,521	6,911	435	3,686	87,731	—	13,082	143,418	8,764	5,636	3,138

Prescribed officers
L Ali(6)	—	7,620	—	—	787	20,092	19,111	0	47,610	2,909	—	—
SD Bailey	5,037	2,977	—	225	1,177	20,882	—	—	30,298	1,851	1,673	2,019
I Boninelli(7)	1,507	—	—	—	3	—	—	—	1,510	92	605	—
TJ Briggs(8)	—	5,073	374	—	677	13,060	14,437	—	33,621	2,054	—	—
VA Chamberlain (9)	1,058	225	137	124	18	2,664	—	321	4,547	278	606	—
L Eybers	—	10,986	312	401	814	28,281	—	—	40,794	2,493	2,291	2,686
MC Godoy	—	9,821	1,645	—	1,224	25,282	—	—	37,972	2,320	2,857	—
I Kramer(10)	2,167	—	271	—	40	6,899	—	542	9,919	606	598	468
L Marwick	5,310	2,148	713	84	520	19,220	—	—	27,995	1,711	1,433	1,241
Exited prescribed officers (11)	—	—	—	—	—	—	—	—	—	—	4,226	8,076
Total prescribed officers	15,079	38,850	3,452	834	5,260	136,380	33,548	863	234,266	14,314	14,289	14,490
(1)    Salary denominated in USD/AUD for global roles and responsibilities converted to ZAR.
(2)    Other benefits include health care, personal accident cover, life cover, funeral cover, accommodation allowance, pension allowance, airfare and surplus leave encashed. Surplus leave days accrued are automatically encashed unless work requirements allow for carry over.
(3)    The fair value of the DSP comprises a cash bonus and share awards for the year ended 31 December 2022. The cash bonus is payable in February 2023 and the share awards are allocated in February 2023. Shares vest over either a three- or five-year period in equal tranches.
(4)     KC Ramon retired as Chief Financial Officer and executive director with effect from 30 June 2022. All payments including salary, pension and other benefits were pro-rated and aligned to 30 June 2022. Included in other payments is payment in lieu of unworked notice period from 1 July 2022 to 31 December 2022, as well as a waiver and restraint of trade payments.
(5)     KPM Dushniskjy resigned effective 1 September 2020. His single total figure of remuneration for 2022 was nil (2021: $2.8m; 2020: $3.3m)
(6)    L Ali was appointed as Chief People Officer and prescribed officer with effect from 1 April 2022. All payments including salary, DSP awards and other benefits were pro-rated and aligned to the appointment period. The sign-on awards of ZAR19.111m was awarded on appointment date, 1 April 2022, in lieu of forfeited remuneration and shares from previous employer, of which ZAR5.525m will be settled in cash over a period of two years and ZAR13.586m will be settled in shares vesting over a two year period in accordance with the JSE Listing Requirements.
(7)    I Boninelli stepped down as Executive Group Human Resources Consultant and prescribed officer effective 31 March 2022. All payments including salary, DSP awards (cash bonus only) and other benefits were pro-rated and aligned to the appointment period.
(8)    TJ Briggs was appointed as Chief Development Officer and prescribed officer with effect from 1 April 2022. All payments, including pension and other benefits, were pro-rated to the appointment period for 2022. Included in the DSP awards is the DSP cash bonus and share award, pro-rated to align to the period. The sign-on awards of ZAR14.437m was awarded on appointment date, 1 April 2022, in lieu of shares forfeited from previous employer and will be settled in shares vesting over a three year period in accordance with the JSE Listing Requirements.
(9)    VA Chamberlain stepped down as Interim Chief Development Officer and prescribed officer effective 31 March 2022. All payments, including salary, pension and other benefits, were pro-rated and aligned to the appointment period. The DSP awards (cash bonus only) were pro-rated and paid for the period until his retirement effective 31 October 2022 and were calculated based on his Senior Vice President salary and target bonus opportunity. Other payments reflect the acting allowance for the acting period from 1 January to 31 March 2022.
(10)    I Kramer was appointed as Interim Chief Financial Officer and prescribed officer from 1 July 2022 to 31 December 2022. All salary payments, including pension and other benefits, were pro-rated aligned to the acting period for 2022. Included in the DSP awards is the DSP cash bonus and share award for the full year of 2022 (DSP awards were not pro-rated but were calculated based on his normal Senior Vice President salary plus 6 months acting allowance on the Senior Vice President target bonus opportunity). Other payments reflect the acting allowance for the acting period from 1 July to 31 December 2022.
(11)    Exited prescribed officers include PD Chenard, who retired 31 January 2021, GJ Ehm, who retired 31 December 2021, S Ntuli, who separated from the Company due to the reconfigured Operating Model effective 31 December 2021, and TR Sibisi, who resigned effective 30 September 2021.
(12)    Convenience conversion to USD at the year-to-date average exchange rate of $1: R16.3655 (2021: $1:R14.7842; 2020: $1:R16.4506).
Directors and other key management personnel CONTINUED

Total cash equivalent received reconciliation	Single total figure of remuneration	Awards earned during the period reflected but not yet settled		DSP 2020 cash portion settled	BSP, CIP, DSP and LTIP share awards settled			Sign-on shares settled			Total cash equivalent received reconciliation
		DSP awards(1)	Sign-on awards granted		Grant fair value(2)	Market movement since grant date(2)	Vesting fair value(2)	Grant fair value(2)	Market movement since grant date(2)	Vesting fair value(2)	2022		2021	2020
	ZAR '000	ZAR '000	ZAR '000	ZAR '000	ZAR '000	ZAR '000	ZAR '000	ZAR '000	ZAR '000	ZAR '000	ZAR '000	USD '000(3)	USD '000(3)	USD '000(3)
Executive directors
A Calderon	116,008	(83,180)	—	7,557	—	—	—	—	—	—	40,385	2,468	1,375	—
KC Ramon	27,410	(4,551)	—	9,951	12,666	3,174	15,840	—	—	—	48,650	2,973	2,329	4,278
Total executive directors	143,418	(87,731)	—	17,508	12,666	3,174	15,840	—	—	—	89,035	5,441	3,704	4,278

Prescribed officers
L Ali	47,610	(20,092)	(19,111)	—	—	—	—	6,246	(1,377)	4,869	13,276	811	—	—
SD Bailey	30,298	(20,882)	—	4,965	7,101	1,376	8,477	—	—	—	22,858	1,397	1,365	1,508
I Boninelli	1,510	—	—	4,091	—	—	—	—	—	—	5,601	342	328	—
TJ Briggs	33,621	(13,060)	(14,437)	—	—	—	—	—	—	—	6,124	374	—	—
VA Chamberlain	4,547	—	—	2,944	7,908	(147)	7,761	—	—	—	15,252	932	288	—
L Eybers	40,794	(28,281)	—	6,516	11,177	2,776	13,953	—	—	—	32,982	2,015	2,039	3,756
MC Godoy	37,972	(25,282)	—	1,594	—	—	—	13,720	4,400	18,120	32,404	1,980	471	—
I Kramer	9,919	(6,899)	—	2,184	2,196	205	2,401	—	—	—	7,605	465	536	98
L Marwick	27,995	(19,220)	—	4,273	3,151	364	3,515	—	—	—	16,563	1,012	948	231
Exited prescribed officers	—	—	—	—	—	—	—	—	—	—	—	—	7,922	10,744
Total prescribed officers	234,266	(133,716)	(33,548)	26,567	31,533	4,574	36,107	19,966	3,023	22,989	152,665	9,328	13,897	16,337
Notes
(1)    The fair value of the DSP comprises of a cash bonus and share awards for the year ended 31 December 2022. The cash bonus is payable in February 2023 and the share awards are allocated in February 2023. Shares vest over a 3- to 5- year period in equal tranches.
(2)    Reflects the sum of all the grant fair value, the sum of all the share price movements since grant to vesting date and the sum of all the vesting fair value for the vested DSP 2019, DSP 2020, DSP 2021 and vested sign-on share awards and difference in the currency movements for the vested sign-on cash settled award.
(3)    Convenience conversion to USD at the year-to-date average exchange rate of $1:R16.3655 (2021: $1:R14.7842; 2020: $1:R16.4506).

Disclosure of Key Management Sign On Bonus
Sign-on share awards

	Balance at 1 January 2022	Granted	Vested deemed settled	Balance at 31 December 2022	Fair value of granted awards(1)	Fair value of vested awards(2)	Fair value of unvested awards at 31 December 2022(3)
					ZAR '000	ZAR '000	ZAR '000

Prescribed officers
L Ali	—	44,233	20,337	23,896	13,586	4,869	7,867
TJ Briggs	—	47,004	—	47,004	14,437	—	15,475
M Godoy	107,353	—	48,309	59,044	—	18,120	19,439
Total prescribed officers	107,353	91,237	68,646	129,944	28,023	22,989	42,781
Other management (4)	4,553	—	2,500	2,053	—	631	676
Total sign-on share awards	111,906	91,237	71,146	131,997	28,023	23,620	43,457
(1)    The fair value of granted awards represents the value of awards, calculated using a five business day volume weighted average share price prior to grant date. The share awards were granted on start date and will vest over a 2- to 3-year period in equal tranches in accordance with the JSE Listings Requirements.
(2)    The fair value of vested awards represent the value received on settlement date.
(3)    The fair value of unvested awards is calculated using the closing share price as at 31 December.
(4)    The awards for other management for the 2021 comparatives include awards for Mr PD Chenard who retired as a prescribed officer on 31 January 2021.

Disclosure of Key Management and Other Personnel Share-based Payment Arrangements DSP
DSP awards

	Balance at 1 January 2022	Granted	Vested, deemed settled	Forfeited/ Lapsed	Balance at 31 December 2022	Fair value of granted awards(1)	Fair value of vested awards(2)	Fair value of unvested awards at 31 December 2022(3)
						ZAR '000	ZAR '000	ZAR '000

Executive directors
A Calderon	—	41,601	—	—	41,601	13,938	—	13,696
KC Ramon	183,487	58,442	46,383	—	195,546	19,580	15,840	64,380
Total executive directors	183,487	100,043	46,383	—	237,147	33,518	15,840	78,076

Prescribed officers
SD Bailey	90,037	33,127	24,712	—	98,452	11,099	8,477	32,413
VA Chamberlain(4)	27,159	12,986	26,547	13,598	—	4,351	7,761	—
L Eybers	162,348	43,252	40,818	—	164,782	14,491	13,953	54,251
MC Godoy	—	10,180	—	—	10,180	3,411	—	3,352
I Kramer	17,824	9,776	6,942	—	20,658	3,275	2,401	6,801
L Marwick	41,821	28,814	10,043	—	60,592	9,654	3,515	19,949
Total prescribed officers	339,189	138,135	109,062	13,598	354,664	46,281	36,107	116,766
Other management(5)	1,581,013	555,777	788,105	150,099	1,198,586	186,208	234,197	394,610
Total DSP awards	2,103,689	793,955	943,550	163,697	1,790,397	266,007	286,144	589,452
(1)    The fair value of granted awards represents the value of awards, calculated using a five-business day volume weighted average share price prior to grant date, 24 February 2022.
(2)    The fair value of vested awards represents the value deemed received on settlement date.
(3)    The fair value of unvested awards is calculated using the closing share price as at 31 December.
(4)    Share awards lapsed due to retirement.
(5)    The awards for other management for the 2021 comparative period include awards for Mr PD Chenard, who retired 31 January 2021, Mr GH Ehm, who retired 31 December 2021, Mr S Ntuli, who separated from the Company due to the reconfigured Operating Model effective 31 December 2021, and Ms TR Sibisi, who resigned effective 30 September 2021.

Disclosure of Interests Held by Key Management and Other Personnel
The interests of directors, prescribed officers and their associates in the ordinary shares of the Company at 31 December, which individually did not exceed 1% of the Company’s issued ordinary share capital, were:

	31 December 2022 Beneficial holding		31 December 2021 Beneficial holding		31 December 2020 Beneficial holding
US Dollars	Direct	Indirect	Direct	Indirect	Direct	Indirect
Non-Executive directors
KOF Busia(1)	2,000	—	2,000	—	—	—
AM Ferguson(1)	5,000	—	5,000	—	—	—
MDC Richter(1)	10,300	1,000	10,300	—	9,300	—
AH Garner(1)	22,500	—	17,500	—	17,500	—
J Tilk(1)	2,800	—	—	—	—	—
S Lawson(1)	2,830	—	—	—	—	—
Total	45,430	1,000	34,800	—	26,800	—
Executive directors
A Calderon (1)(2)	26,370	—	4,690	—	—	—
KC Ramon	—	—	—	—	—	—
Total	26,370	—	4,690	—	—	—
Prescribed officers
SD Bailey (1)	13,039	—	12,867	—	8,609	—
L Eybers (2)	28,466	—	28,466	—	28,466	—
MC Godoy (1)	32,643	—	—	—	—	—
I Kramer	376	—	—	—	—	—
Total	74,524	—	41,333	—	37,075	—
Grand total	146,324	1,000	80,823	—	63,875	—
(1)Held on the New York stock exchange as American Depositary Shares (ADSs) (1 ADS is equivalent to 1 ordinary share)
(2)Held on the Australian securities exchange as CHESS Depositary Receipts (5 CDIs are equivalent to 1 ordinary share)